Integration and Restructuring Costs (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring activities
Details of the restructuring liability activity from January 1, 2016 through December 31, 2017, including actions taken prior to 2017, are as follows:

(In millions)	Balance at 1/1/16	Expense Incurred	Cash Paid	Other	Balance at 12/31/16	Expense Incurred	Cash Paid	Other	Balance at 12/31/17
Severance	$15	$40	$(22)	$(1)	$32	$31	$(49)	$1	$15
Future rent under non-cancelable leases and other costs	78	4	(17)	(4)	61	9	(22)	2	50
Total	$93	$44	$(39)	$(5)	$93	$40	$(71)	$3	$65